Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 191,273,967,190.00
Previously Paid Amount	24,715,639.42
Total Fee Amount	24,715,639.42
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A